SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

On April 7, 2023, the Company and certain of its officers, directors, authorized U.S. representative, and IPO underwriters were named as defendants in a putative securities class action filed with federal court, alleging that the Company made false andmisleading statements in its initial public offering registration statement.

On April 11, 2023, Ouster Inc. filed a complaint against the Company with the United States District Court for the District of Delaware and the U.S. International Trade Commission for alleged patent infringement relating to the production, use, sale and/or importation of certain LiDAR systems and/or components thereof.

As these matters are in their preliminary stage, the Company cannot reasonably determine the outcome of these ligations and regulatory proceeding and potential loss, if any.